UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: March 31, 2012
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    15635 Alton Parkway, Suite 400
            Irvine, CA 92618

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    May 8, 2012

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: $1,190,772,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADFITECH INC                   COM              00687B105      457   157444 SH       SOLE                   157444
AEGON N V                      NY REGISTRY SH   007924103    23349  4199453 SH       SOLE                  4199453
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    19639   790952 SH       SOLE                   790952
ARCHER DANIELS MIDLAND CO      COM              039483102    23975   757255 SH       SOLE                   757255
ASBURY AUTOMOTIVE GROUP INC    NOTE 3.000% 9/1  043436AG9     5168  5194000 SH       SOLE                  5194000
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    23359   836049 SH       SOLE                   836049
BANK OF NEW YORK MELLON CORP   COM              064058100    27401  1135576 SH       SOLE                  1135576
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2438       20 SH       SOLE                       20
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    30227   372480 SH       SOLE                   372480
BLACKROCK CREDIT ALL INC TR    COM              092508100    16048  1227812 SH       SOLE                  1227812
BP PLC                         SPONSORED ADR    055622104    24262   539162 SH       SOLE                   539162
CENVEO INC                     COM              15670S105     9285  2746958 SH       SOLE                  2746958
CISCO SYS INC                  COM              17275R102    21980  1039247 SH       SOLE                  1039247
CNA FINL CORP                  COM              126117100    33262  1134065 SH       SOLE                  1134065
CNO FINL GROUP INC             COM              12621E103    26187  3365894 SH       SOLE                  3365894
COMCAST CORP NEW               CL A             20030N101     7828   260845 SH       SOLE                   260845
COMCAST CORP NEW               CL A SPL         20030N200    25752   872667 SH       SOLE                   872667
CROWN HOLDINGS INC             COM              228368106    13650   370613 SH       SOLE                   370613
EXCEL TR INC                   COM              30068C109    33363  2761808 SH       SOLE                  2761808
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102     9941    24693 SH       SOLE                    24693
FIRST OPPORTUNITY FD INC       COM              33587T108     1942   275446 SH       SOLE                   275446
FIRST REP BK SAN FRANCISCO C   COM              33616C100     1133    34390 SH       SOLE                    34390
GENERAL COMMUNICATION INC      CL A             369385109    17382  1993390 SH       SOLE                  1993390
GRAPHIC PACKAGING HLDG CO      COM              388689101    10946  1982943 SH       SOLE                  1982943
HARTFORD FINL SVCS GROUP INC   COM              416515104    28176  1336632 SH       SOLE                  1336632
HOOPER HOLMES INC              COM              439104100     3438  4911364 SH       SOLE                  4911364
HUDSON PAC PPTYS INC           COM              444097109    28212  1864666 SH       SOLE                  1864666
HUNTSMAN CORP                  COM              447011107     2012   143633 SH       SOLE                   143633
INVESCO CALIF MUN SECS         COM              46130W105      466    32054 SH       SOLE                    32054
ISTAR FINL INC                 COM              45031U101      182    25130 SH       SOLE                    25130
JOHNSON & JOHNSON              COM              478160104    27056   410183 SH       SOLE                   410183
JPMORGAN CHASE & CO            COM              46625H100    36586   795690 SH       SOLE                   795690
KEMPER CORP DEL                COM              488401100    24061   794612 SH       SOLE                   794612
L-3 COMMUNICATIONS CORP        DEBT 3.000% 8/0  502413AW7     6424  6562000 SH       SOLE                  6562000
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    18948   267735 SH       SOLE                   267735
LIBERTY GLOBAL INC             COM SER A        530555101      726    14498 SH       SOLE                    14498
LIBERTY GLOBAL INC             COM SER C        530555309    21546   449907 SH       SOLE                   449907
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    24911   282599 SH       SOLE                   282599
LOEWS CORP                     COM              540424108    25096   629441 SH       SOLE                   629441
MERCK & CO INC NEW             COM              58933Y105    28823   750611 SH       SOLE                   750611
MFS CHARTER INCOME TR          SH BEN INT       552727109     4981   520455 SH       SOLE                   520455
MFS MULTIMARKET INCOME TR      SH BEN INT       552737108     4301   616200 SH       SOLE                   616200
MICROSOFT CORP                 COM              594918104    36008  1116359 SH       SOLE                  1116359
MONTGOMERY STR INCOME SECS I   COM              614115103     2878   182171 SH       SOLE                   182171
MONTPELIER RE HOLDINGS LTD     SHS              G62185106     6679   345691 SH       SOLE                   345691
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4     9255 19907000 SH       SOLE                 19907000
NEW ULM TELECOM INC            COM              649060100      349    55893 SH       SOLE                    55893
NEWCASTLE INVT CORP            COM              65105M108     2188   348370 SH       SOLE                   348370
NII HLDGS INC                  NOTE 3.125% 6/1  62913FAJ1    10679 10639000 SH       SOLE                 10639000
NORTHSTAR RLTY FIN CORP        COM              66704R100    25757  4760910 SH       SOLE                  4760910
NUVEEN FLOATING RATE INCOME    COM              67072T108     1575   132139 SH       SOLE                   132139
NUVEEN MULT CURR ST GV INCM    COM              67090N109     7912   598482 SH       SOLE                   598482
OWENS ILL INC                  COM NEW          690768403    29001  1242553 SH       SOLE                  1242553
PARK OHIO HLDGS CORP           COM              700666100     8871   442432 SH       SOLE                   442432
PARKWAY PPTYS INC              COM              70159Q104    21904  2090044 SH       SOLE                  2090044
PENSKE AUTOMOTIVE GRP INC      COM              70959W103     4838   196422 SH       SOLE                   196422
Q E P INC                      COM              74727K102     6462   348337 SH       SOLE                   348337
REDWOOD TR INC                 COM              758075402     5319   474871 SH       SOLE                   474871
ROCK-TENN CO                   CL A             772739207    24758   366455 SH       SOLE                   366455
SAFEWAY INC                    COM NEW          786514208    22471  1111875 SH       SOLE                  1111875
SANDRIDGE ENERGY INC           COM              80007P307    13922  1778093 SH       SOLE                  1778093
SIERRA BANCORP                 COM              82620P102     7788   792220 SH       SOLE                   792220
SUPERVALU INC                  COM              868536103    14647  2565212 SH       SOLE                  2565212
TENET HEALTHCARE CORP          COM              88033G100     4391   826924 SH       SOLE                   826924
TERRENO RLTY CORP              COM              88146M101    14935  1043642 SH       SOLE                  1043642
TESORO CORP                    COM              881609101    17967   669416 SH       SOLE                   669416
THL CR INC                     COM              872438106     7481   581759 SH       SOLE                   581759
TORCHMARK CORP                 COM              891027104    14298   286813 SH       SOLE                   286813
TRAVELERS COMPANIES INC        COM              89417E109    24757   418194 SH       SOLE                   418194
VALERO ENERGY CORP NEW         COM              91913Y100    28230  1095465 SH       SOLE                  1095465
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    32321  1168073 SH       SOLE                  1168073
WELLS FARGO & CO NEW           COM              949746101    34362  1006499 SH       SOLE                  1006499
WESTERN ASSET VAR RT STRG FD   COM              957667108     6387   384326 SH       SOLE                   384326
WILLIAMS COS INC DEL           COM              969457100     4882   158463 SH       SOLE                   158463
XEROX CORP                     COM              984121103    14468  1791672 SH       SOLE                  1791672
XL GROUP PLC                   SHS              G98290102    28114  1296182 SH       SOLE                  1296182